                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09599

                                   ----------

                            STATE STREET MASTER FUNDS
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                     Copy to:
  Nancy L. Conlin, Vice President and               Timothy W. Diggins, Esq.
             Senior Counsel                             Ropes & Gray LLP
  Fund Administration Legal Department              One International Place
           3rd floor Tower 2                    Boston, Massachusetts 02110-2624
  State Street Bank and Trust Company
                Box 5501
      Boston, Massachusetts 02206

Registrant's telephone number, including area code: (617) 662-0835

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

                                                                         MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
COMMON STOCKS -- 95.3%
CONSUMER DISCRETIONARY -- 8.6%
Abercrombie & Fitch Co.                                      15,846   $    1,159
Amazon.Com, Inc. (a)                                         54,892        3,914
Apollo Group, Inc. Class A (a)                               25,729        1,111
AutoNation, Inc. (a)                                         23,063          345
AutoZone, Inc. (a)                                            7,864          895
Bed Bath & Beyond, Inc. (a)                                  46,645        1,376
Best Buy Co., Inc.                                           64,119        2,658
Big Lots, Inc. (a)                                           17,227          384
Black & Decker Corp.                                         11,837          782
Brunswick Corp.                                              18,586          297
Carnival Corp.                                               77,250        3,127
CBS Corp. Class B                                           120,203        2,654
Centex Corp.                                                 24,082          583
Clear Channel Communications, Inc.                           88,647        2,590
Coach, Inc. (a)                                              63,128        1,903
Comcast Corp. Class A                                       537,848       10,402
D.R. Horton, Inc.                                            53,476          842
Darden Restaurants, Inc.                                     25,688          836
Dillard's, Inc. Class A                                      12,294          212
DIRECTV Group, Inc. (a)                                     128,877        3,195
Eastman Kodak Co.                                            54,482          963
eBay, Inc. (a)                                              198,703        5,929
EW Scripps Co. Class A                                       16,835          707
Expedia, Inc. (a)                                            39,215          858
Family Dollar Stores, Inc.                                   27,158          530
Ford Motor Co. (a)                                          383,580        2,194
Fortune Brands, Inc.                                         27,745        1,928
GameStop Corp. (a)                                           29,000        1,500
Gannett Co., Inc.                                            42,074        1,222
Gap, Inc.                                                    81,298        1,600
General Motors Corp.                                        103,845        1,978
Genuine Parts Co.                                            31,409        1,263
Goodyear Tire & Rubber Co. (a)                               45,757        1,181
H&R Block, Inc.                                              58,415        1,213
Harley-Davidson, Inc.                                        43,201        1,620
Harman International Industries, Inc.                        10,521          458
Hasbro, Inc.                                                 25,825          721
Home Depot, Inc.                                            305,312        8,540
Host Hotels & Resorts, Inc.                                  91,365        1,455
International Game Technology                                55,119        2,216
Interpublic Group of Cos., Inc. (a)                          83,694          704
JC Penney & Co., Inc.                                        40,310        1,520
Johnson Controls, Inc.                                      105,286        3,559
Jones Apparel Group, Inc.                                    13,434          180
KB HOME                                                      14,794          366
Kohl's Corp. (a)                                             56,933        2,442
Leggett & Platt, Inc.                                        34,198          522
Lennar Corp. Class A                                         27,931          525
Limited Brands                                               58,467        1,000
Liz Claiborne, Inc.                                          20,797          377
Lowe's Cos., Inc.                                           263,462        6,044
Macy's, Inc.                                                 78,723        1,815
Marriot International, Inc. Class A                          52,821        1,815
Mattel, Inc.                                                 66,976        1,333

                                                                         MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
McDonald's Corp.                                            205,825   $   11,479
McGraw-Hill, Inc.                                            56,766        2,098
Meredith Corp.                                                7,889          302
New York Times Co. Class A                                   29,122          550
Newell Rubbermaid, Inc.                                      51,593        1,180
News Corp. Class A                                          410,409        7,695
NIKE, Inc. Class B                                           68,052        4,628
Nordstrom, Inc.                                              30,833        1,005
Office Depot, Inc. (a)                                       51,256          566
OfficeMax, Inc.                                              15,131          290
Omnicom Group, Inc.                                          56,541        2,498
Polo Ralph Lauren Corp.                                      10,615          619
Pulte Homes, Inc.                                            42,826          623
Radioshack Corp.                                             27,503          447
Sears Holdings Corp. (a)                                     12,674        1,294
Sherwin-Williams Co.                                         18,396          939
Snap-On, Inc.                                                 9,512          484
Stanley Works                                                14,583          694
Staples, Inc.                                               123,933        2,740
Starbucks Corp. (a)                                         128,561        2,250
Starwood Hotels & Resorts Worldwide, Inc.                    33,647        1,741
Target Corp.                                                146,016        7,400
Tiffany & Co.                                                22,280          932
Time Warner, Inc.                                           638,473        8,951
TJX Cos., Inc.                                               77,106        2,550
V.F. Corp.                                                   15,193        1,178
Viacom, Inc. Class B (a)                                    113,922        4,514
Walt Disney Co.                                             336,345       10,555
Washington Post Co.                                           1,060          701
Wendy's International, Inc.                                  17,016          392
Whirlpool Corp.                                              13,761        1,194
Wyndham Worldwide Corp.                                      34,299          709
Yum! Brands, Inc.                                            84,192        3,133
                                                                      ----------
                                                                         185,874
                                                                      ----------
CONSUMER STAPLES -- 10.6%
Altria Group, Inc.                                          376,299        8,354
Anheuser-Busch Cos., Inc.                                   127,403        6,045
Archer-Daniels-Midland Co.                                  114,424        4,710
Avon Products, Inc.                                          77,160        3,051
Brown-Forman Corp. Class B                                   15,624        1,035
Campbell Soup Co.                                            41,465        1,408
Clorox Co.                                                   25,743        1,458
Coca-Cola Co.                                               357,811       21,780
Coca-Cola Enterprises, Inc.                                  53,901        1,304
Colgate-Palmolive Co.                                        90,901        7,082
ConAgra Foods, Inc.                                          85,775        2,054
Constellation Brands, Inc. Class A (a)                       37,226          658
Costco Wholesale Corp.                                       77,289        5,021
CVS Corp.                                                   255,832       10,364
Dean Foods Co.                                               25,258          507
Estee Lauder Cos, Inc. Class A                               20,552          942
General Mills, Inc.                                          61,032        3,655
H.J. Heinz Co.                                               55,669        2,615
Hershey Foods Corp.                                          29,582        1,114

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

                                                                         MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
CONSUMER STAPLES -- (CONTINUED)
Kellogg Co.                                                  45,935   $    2,414
Kimberly-Clark Corp.                                         76,000        4,906
Kraft Foods, Inc.                                           273,622        8,485
Kroger Co.                                                  121,576        3,088
McCormick & Co., Inc.                                        22,353          826
Molson Coors Brewing Co., Class B                            23,862        1,254
Pepsi Bottling Group, Inc.                                   26,453          897
PepsiCo, Inc.                                               286,656       20,697
Philip Morris International, Inc. (a)                       377,299       19,084
Procter & Gamble Co.                                        551,312       38,630
Reynolds American, Inc.                                      31,887        1,882
Safeway, Inc.                                                80,264        2,356
Sara Lee Corp.                                              129,634        1,812
SuperValu, Inc.                                              37,648        1,129
Sysco Corp.                                                 106,809        3,100
Tyson Foods, Inc., Class A                                   52,935          844
UST Corp.                                                    28,137        1,534
Wal-Mart Stores, Inc.                                       423,002       22,284
Walgreen Co.                                                176,718        6,731
Whole Foods Market, Inc.                                     25,433          839
Wrigley Wm., Jr. Co.                                         39,748        2,498
                                                                      ----------
                                                                         228,447
                                                                      ----------
ENERGY -- 12.3%
Anadarko Petroleum Corp.                                     83,326        5,252
Apache Corp.                                                 59,425        7,180
Baker Hughes, Inc.                                           54,878        3,759
BJ Services Co.                                              54,548        1,555
Cameron International Corp. (a)                              40,200        1,674
Chesapeake Energy Corp.                                      81,282        3,751
ChevronTexaco Corp.                                         371,946       31,749
ConocoPhillips                                              279,530       21,303
Devon Energy Corp.                                           79,351        8,279
El Paso Corp.                                               123,192        2,050
ENSCO International, Inc.                                    26,077        1,633
EOG Resources, Inc.                                          44,317        5,318
ExxonMobil Corp.                                            958,972       81,110
Halliburton Co.                                             158,834        6,247
Hess Corp.                                                   49,601        4,374
Marathon Oil Corp.                                          126,277        5,758
Murphy Oil Corp.                                             33,341        2,739
Nabors Industries, Ltd. (a)                                  52,404        1,770
National Oilwell Varco, Inc. (a)                             63,257        3,693
Noble Corp.                                                  48,918        2,430
Noble Energy, Inc.                                           31,210        2,272
Occidental Petroleum Corp.                                  146,944       10,752
Range Resources Corp.                                        27,200        1,726
Rowan Cos., Inc.                                             19,520          804
Schlumberger, Ltd.                                          214,275       18,642
Smith International, Inc.                                    35,334        2,269
Sunoco, Inc.                                                 21,584        1,132
Tesoro Corp.                                                 26,365          791
Transocean, Inc. (a)                                         57,535        7,779
Valero Energy Corp.                                          95,009        4,666
Weatherford International Ltd. (a)                           60,455        4,381

                                                                         MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
Williams Cos., Inc.                                         106,068   $    3,498
XTO Energy, Inc.                                             90,821        5,618
                                                                      ----------
                                                                         265,954
                                                                      ----------
FINANCIALS -- 16.1%
ACE, Ltd.                                                    60,483        3,330
AFLAC, Inc.                                                  84,490        5,488
Allstate Corp.                                              101,806        4,893
Ambac Financial Group, Inc.                                  52,732          303
American Capital Strategies Ltd.                             34,302        1,172
American Express Co.                                        206,364        9,022
American International Group, Inc.                          451,366       19,522
Ameriprise Financial, Inc.                                   39,907        2,069
AON Corp.                                                    54,747        2,201
Apartment Investment & Management Co. Class A                17,797          637
Assurant, Inc.                                               17,131        1,043
AvalonBay Communities, Inc.                                  13,353        1,289
Bank of America Corp.                                       795,598       30,161
Bank of New York Mellon Corp.                               206,285        8,608
BB&T Corp.                                                   96,670        3,099
Bear Stearns Cos., Inc.                                      21,168          222
Boston Properties, Inc.                                      21,667        1,995
Capital One Financial Corp.                                  66,063        3,252
CB Richard Ellis Group, Inc. Class A (a)                     29,875          646
Charles Schwab Corp.                                        166,093        3,128
Chubb Corp.                                                  65,575        3,245
Cincinnati Financial Corp.                                   31,514        1,199
CIT Group, Inc.                                              35,142          416
Citigroup, Inc.                                             931,802       19,959
CME Group, Inc.                                               9,441        4,429
Comerica, Inc.                                               27,144          952
Countrywide Financial Corp.                                 100,246          551
Developers Diversified Realty Corp.                          23,024          964
Discover Financial Services                                  85,605        1,401
E*Trade Financial Corp. (a)                                  81,315          314
Equity Residential                                           49,057        2,035
Fannie Mae                                                  173,850        4,576
Federal Home Loan Mortgage Corp.                            118,839        3,009
Federated Investors, Inc. Class B                            15,270          598
Fidelity National Information Services, Inc.                 30,977        1,181
Fifth Third Bancorp                                          93,616        1,958
First Horizon National Corp.                                 25,172          353
Franklin Resources, Inc.                                     28,380        2,753
General Growth Properties, Inc.                              45,893        1,752
Genworth Financial, Inc. Class A                             80,451        1,821
Goldman Sachs Group, Inc.                                    70,570       11,672
Hartford Financial Services Group, Inc.                      56,197        4,258
HCP, Inc.                                                    37,700        1,275
Hudson City Bancorp, Inc.                                    95,292        1,685
Huntington Bancshares, Inc.                                  64,656          695
IntercontinentalExchange, Inc. (a)                           12,680        1,655
J.P. Morgan Chase & Co.                                     608,211       26,123

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

                                                                         MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
FINANCIALS -- (CONTINUED)
Janus Capital Group, Inc.                                    29,407   $      684
KeyCorp                                                      70,475        1,547
Kimco Realty Corp.                                           45,869        1,797
Legg Mason, Inc.                                             25,142        1,407
Lehman Brothers Holdings, Inc.                               94,028        3,539
Leucadia National Corp.                                      31,736        1,435
Lincoln National Corp.                                       46,692        2,428
Loews Corp.                                                  77,790        3,129
M & T Bank Corp.                                             14,137        1,138
Marsh & McLennan Cos., Inc.                                  91,753        2,234
Marshall & Ilsley Corp.                                      45,493        1,055
MBIA, Inc.                                                   41,484          507
Merrill Lynch & Co., Inc.                                   173,190        7,056
MetLife, Inc.                                               126,456        7,620
MGIC Investment Corp.                                        16,800          177
Moody's Corp.                                                38,966        1,357
Morgan Stanley                                              197,230        9,013
National City Corp.                                         115,554        1,150
Northern Trust Corp.                                         33,806        2,247
NYSE Euronext                                                48,600        2,999
Plum Creek Timber Co., Inc.                                  30,811        1,254
PNC Financial Services Group, Inc.                           60,451        3,964
Principal Financial Group, Inc.                              46,591        2,596
Progressive Corp.                                           121,701        1,956
ProLogis                                                     45,591        2,683
Prudential Financial, Inc.                                   79,439        6,216
Public Storage, Inc.                                         23,087        2,046
Regions Financial Corp.                                     122,289        2,415
SAFECO Corp.                                                 16,950          744
Simon Property Group, Inc.                                   39,600        3,679
SLM Corp. (a)                                                85,854        1,318
Sovereign Bancorp, Inc.                                      65,974          615
State Street Corp. (b)                                       69,525        5,492
SunTrust Banks, Inc.                                         62,218        3,431
T. Rowe Price Group, Inc.                                    48,675        2,434
Torchmark Corp.                                              15,621          939
Travelers Cos, Inc.                                         110,404        5,283
U.S. Bancorp                                                308,952        9,998
Unum Group                                                   61,629        1,356
Vornado Realty Trust                                         23,734        2,046
Wachovia Corp.                                              353,878        9,555
Washington Mutual, Inc.                                     159,441        1,642
Wells Fargo Co.                                             589,893       17,166
Western Union Co.                                           135,385        2,880
XL Capital, Ltd. Class A                                     33,044          976
Zions Bancorp                                                20,553          936
                                                                      ----------
                                                                         349,048
                                                                      ----------
HEALTH CARE -- 11.1%
Abbott Laboratories                                         276,406       15,244
Aetna, Inc.                                                  88,050        3,706
Allergan, Inc.                                               54,092        3,050
AmerisourceBergen Corp.                                      29,893        1,225
Amgen, Inc. (a)                                             194,036        8,107

                                                                         MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
Applera Corp. - Applied Biosystems Group                     29,573   $      972
Barr Pharmaceuticals, Inc. (a)                               18,923          914
Baxter International, Inc.                                  114,461        6,618
Becton, Dickinson & Co.                                      43,597        3,743
Biogen Idec, Inc. (a)                                        52,231        3,222
Boston Scientific Corp. (a)                                 244,634        3,148
Bristol-Myers Squibb Co.                                    357,738        7,620
C.R. Bard, Inc.                                              17,597        1,696
Cardinal Health, Inc.                                        64,557        3,390
Celgene Corp. (a)                                            77,318        4,739
CIGNA Corp.                                                  51,496        2,089
Coventry Health Care, Inc. (a)                               27,603        1,114
Covidien Ltd.                                                88,504        3,916
Eli Lilly & Co.                                             178,675        9,218
Express Scripts, Inc. (a)                                    44,699        2,875
Forest Laboratories, Inc. (a)                                54,802        2,193
Genzyme Corp. (a)                                            48,492        3,615
Gilead Sciences, Inc. (a)                                   165,799        8,544
Hospira, Inc. (a)                                            28,503        1,219
Humana, Inc. (a)                                             31,507        1,413
IMS Health, Inc.                                             34,732          730
Johnson & Johnson                                           507,349       32,912
King Pharmaceuticals, Inc. (a)                               39,792          346
Laboratory Corp. of America Holdings (a)                     19,222        1,416
McKesson Corp.                                               51,155        2,679
Medco Health Solutions, Inc. (a)                             93,068        4,075
Medtronic, Inc.                                             200,578        9,702
Merck & Co., Inc.                                           387,419       14,702
Millipore Corp. (a)                                           9,535          643
Mylan Laboratories Inc.                                      51,709          600
Patterson Cos., Inc. (a)                                     25,094          911
Pfizer, Inc.                                              1,210,571       25,337
Quest Diagnostics, Inc.                                      28,100        1,272
Schering-Plough Corp.                                       288,655        4,159
St. Jude Medical, Inc. (a)                                   60,726        2,623
Stryker Corp.                                                43,489        2,829
Tenet Healthcare Corp. (a)                                   95,470          540
Thermo Fisher Scientific, Inc. (a)                           75,524        4,293
UnitedHealth Group, Inc.                                    223,196        7,669
Varian Medical Systems, Inc. (a)                             22,860        1,071
Watson Pharmaceuticals, Inc. (a)                             17,346          509
Wellpoint, Inc. (a)                                          96,238        4,247
Wyeth                                                       238,987        9,980
Zimmer Holdings, Inc. (a)                                    42,152        3,282
                                                                      ----------
                                                                         240,117
                                                                      ----------
INDUSTRIALS -- 11.7%
3M Co.                                                      126,372       10,002
Allied Waste Industries, Inc. (a)                            51,430          556
Avery Dennison Corp.                                         20,488        1,009
Boeing Co.                                                  136,588       10,158
Burlington Northern Santa Fe Corp.                           53,782        4,960
Caterpillar, Inc.                                           111,379        8,720
CH Robinson Worldwide, Inc.                                  30,461        1,657

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

                                                                         MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
INDUSTRIALS -- (CONTINUED)
Cintas Corp.                                                 25,088   $      716
Cooper Industries, Ltd.                                      32,034        1,286
CSX Corp.                                                    71,638        4,017
Cummins, Inc.                                                37,058        1,735
Danaher Corp.                                                45,086        3,428
Deere & Co.                                                  77,737        6,253
Domtar Corp. (a)(c)                                              11           --
Dover Corp.                                                  36,195        1,512
Eaton Corp.                                                  26,595        2,119
Emerson Electric Co.                                        140,348        7,222
Equifax, Inc.                                                23,683          817
Expeditors International Washington, Inc.                    37,320        1,686
FedEx Corp.                                                  55,100        5,106
Fluor Corp.                                                  15,630        2,206
General Dynamics Corp.                                       71,661        5,974
General Electric Co.                                      1,789,733       66,238
Goodrich Co.                                                 22,145        1,274
Honeywell International, Inc.                               132,781        7,492
Illinois Tool Works, Inc.                                    72,471        3,495
Ingersoll-Rand Co. Class A                                   47,921        2,136
ITT Industries, Inc.                                         33,792        1,751
Jacobs Engineering Group, Inc. (a)                           22,600        1,663
L-3 Communications Holdings, Inc.                            22,503        2,461
Lockheed Martin Corp.                                        61,052        6,062
Manitowoc Co., Inc.                                          24,000          979
Masco Corp.                                                  67,523        1,339
Monster Worldwide, Inc. (a)                                  22,609          547
Norfolk Southern Corp.                                       66,755        3,626
Northrop Grumman Corp.                                       60,811        4,732
PACCAR, Inc.                                                 64,874        2,919
Pall Corp.                                                   22,209          779
Parker-Hannifin Corp.                                        29,603        2,051
Pitney Bowes, Inc.                                           36,727        1,286
Precision Castparts Corp.                                    25,307        2,583
R.R. Donnelley & Sons Co.                                    40,209        1,219
Raytheon Co.                                                 75,882        4,903
Robert Half International, Inc.                              31,140          802
Rockwell Automation, Inc.                                    27,505        1,579
Rockwell Collins, Inc.                                       30,231        1,728
Ryder Systems, Inc.                                           9,821          598
Southwest Airlines Co.                                      128,486        1,593
Terex Corp. (a)                                              19,035        1,190
Textron, Inc.                                                45,639        2,529
Total System Services, Inc.                                  37,575          889
Tyco Electronics Ltd.                                        86,204        2,959
Tyco International Ltd.                                      87,961        3,875
Union Pacific Corp.                                          47,284        5,928
United Parcel Service, Inc. Class B                         184,946       13,505
United Technologies Corp.                                   175,478       12,076
W.W. Grainger, Inc.                                          12,169          930
Waste Management, Inc.                                       90,439        3,035
                                                                      ----------
                                                                         253,890
                                                                      ----------

                                                                         MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
INFORMATION TECHNOLOGY -- 14.4%
Adobe Systems, Inc. (a)                                     103,057   $    3,668
Advanced Micro Devices, Inc. (a)                            114,986          677
Affiliated Computer Services, Inc. Class A (a)               16,737          839
Agilent Technologies, Inc. (a)                               67,168        2,004
Akamai Technologies, Inc. (a)                                29,424          829
Altera Corp.                                                 52,854          974
Analog Devices, Inc.                                         54,069        1,596
Apple Computer, Inc. (a)                                    157,384       22,585
Applied Materials, Inc.                                     240,707        4,696
Autodesk, Inc. (a)                                           41,876        1,318
Automatic Data Processing, Inc.                              92,817        3,935
BMC Software, Inc. (a)                                       35,721        1,162
Broadcom Corp. Class A (a)                                   85,359        1,645
CA, Inc.                                                     68,199        1,534
CIENA Corp. (a)                                              14,529          448
Cisco Systems, Inc. (a)                                   1,067,319       25,712
Citrix Systems, Inc. (a)                                     33,467          982
Cognizant Technology Solutions Corp. Class A (a)             54,284        1,565
Computer Sciences Corp. (a)                                  30,744        1,254
Compuware Corp. (a)                                          54,650          401
Convergys Corp. (a)                                          20,035          302
Corning, Inc.                                               280,676        6,747
Dell, Inc. (a)                                              405,350        8,075
Electronic Arts, Inc. (a)                                    55,800        2,786
Electronic Data Systems Corp.                                91,816        1,529
EMC Corp. (a)                                               373,884        5,362
Fiserv, Inc. (a)                                             29,952        1,440
Google, Inc. Class A (a)                                     41,490       18,275
Hewlett-Packard Co.                                         441,216       20,146
IAC (a)                                                      34,889          724
Intel Corp.                                               1,036,056       21,944
International Business Machines Corp.                       247,942       28,548
Intuit, Inc. (a)                                             61,163        1,652
Jabil Circuit, Inc.                                          39,951          378
Juniper Networks, Inc. (a)                                   92,093        2,302
KLA-Tencor Corp.                                             33,505        1,243
Lexmark International Group, Inc. Class A (a)                15,842          487
Linear Technology Corp.                                      40,863        1,254
LSI Logic Corp. (a)                                         112,662          558
MEMC Electronic Materials, Inc. (a)                          40,878        2,898
Microchip Technology, Inc.                                   33,189        1,086
Micron Technology, Inc. (a)                                 142,362          850
Microsoft Corp.                                           1,434,035       40,698
Molex, Inc.                                                  24,805          574
Motorola, Inc.                                              399,965        3,720
National Semiconductor Corp.                                 41,596          762
Network Appliance, Inc. (a)                                  61,157        1,226
Novell, Inc. (a)                                             68,720          432
Novellus Systems, Inc. (a)                                   20,030          422
NVIDIA Corp. (a)                                            100,756        1,994
Oracle Corp. (a)                                            707,262       13,834

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

                                                                         MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
INFORMATION TECHNOLOGY -- (CONTINUED)
Paychex, Inc.                                                58,038   $    1,988
PerkinElmer, Inc.                                            21,118          512
QLogic Corp. (a)                                             24,322          373
QUALCOMM, Inc.                                              288,111       11,813
SanDisk Corp. (a)                                            40,167          907
Sun Microsystems, Inc. (a)                                  145,841        2,265
Symantec Corp. (a)                                          152,663        2,537
Tellabs, Inc. (a)                                            85,030          463
Teradata Corp. (a)                                           33,520          739
Teradyne, Inc. (a)                                           27,649          343
Texas Instruments, Inc.                                     236,399        6,683
Unisys Corp. (a)                                             69,807          309
VeriSign, Inc. (a)                                           40,321        1,340
Waters Corp. (a)                                             18,865        1,051
Xerox Corp.                                                 161,834        2,423
Xilinx, Inc.                                                 52,602        1,249
Yahoo!, Inc. (a)                                            241,219        6,978
                                                                      ----------
                                                                         312,045
                                                                      ----------
MATERIALS -- 3.6%
Air Products & Chemicals, Inc.                               38,009        3,497
Alcoa, Inc.                                                 144,949        5,227
Allegheny Technologies, Inc.                                 17,528        1,251
Ashland, Inc.                                                10,700          506
Ball Corp.                                                   17,562          807
Bemis Co., Inc.                                              17,262          439
Consol Energy, Inc.                                          33,573        2,323
Dow Chemical Co.                                            167,428        6,170
E.I. du Pont de Nemours & Co.                               160,412        7,501
Eastman Chemical Co.                                         15,004          937
Ecolab, Inc.                                                 32,966        1,432
Freeport-McMoRan Copper & Gold, Inc. Class B                 68,252        6,567
Hercules, Inc.                                               23,050          422
International Flavors & Fragrances, Inc.                     14,331          631
International Paper Co.                                      78,611        2,138
MeadWestvaco Corp.                                           32,320          880
Monsanto Co.                                                 97,955       10,922
Newmont Mining Corp.                                         80,406        3,642
Nucor Corp.                                                  51,454        3,485
Pactiv Corp. (a)                                             23,915          627
Peabody Energy Corp.                                         48,324        2,464
PPG Industries, Inc.                                         29,871        1,807
Praxair, Inc.                                                55,711        4,692
Rohm & Haas Co.                                              21,706        1,174
Sealed Air Corp.                                             28,492          719
Sigma-Aldrich Corp.                                          24,234        1,446
Titanium Metals Corp.                                        16,600          250
United States Steel Corp.                                    21,578        2,738
Vulcan Materials Co.                                         20,361        1,352
Weyerhaeuser Co.                                             36,937        2,402
                                                                      ----------
                                                                          78,448
                                                                      ----------
TELECOMMUNICATION SERVICES -- 3.3%
American Tower Corp. (a)                                     71,500        2,804

                                                                         MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
AT&T, Inc.                                                1,081,350   $   41,416
CenturyTel, Inc.                                             20,441          679
Citizens Communications Co.                                  60,384          633
Embarq Corp.                                                 27,597        1,107
JDS Uniphase Corp. (a)                                       42,723          572
Qwest Communications International, Inc.                    283,890        1,286
Sprint Nextel Corp.                                         504,565        3,376
Verizon Communications, Inc.                                513,766       18,727
Windstream Corp.                                             79,613          951
                                                                      ----------
                                                                          71,551
                                                                      ----------
UTILITIES -- 3.6%
AES Corp. (a)                                               117,495        1,959
Allegheny Energy, Inc.                                       30,759        1,553
Ameren Corp.                                                 39,060        1,720
American Electric Power Co., Inc.                            73,152        3,045
CenterPoint Energy, Inc.                                     57,611          822
CMS Energy Corp.                                             38,856          526
Consolidated Edison, Inc.                                    47,752        1,896
Constellation Energy Group, Inc.                             31,414        2,773
Dominion Resources, Inc.                                    104,362        4,262
DTE Energy Co.                                               30,584        1,189
Duke Energy Corp.                                           224,120        4,001
Dynegy, Inc. (a)                                             95,490          753
Edison International                                         59,819        2,932
Entergy Corp.                                                34,598        3,774
Exelon Corp.                                                118,121        9,600
FirstEnergy Corp.                                            54,107        3,713
FPL Group, Inc.                                              72,421        4,544
Integrys Energy Group, Inc.                                  12,916          602
Nicor, Inc.                                                   9,100          305
NiSource, Inc.                                               49,982          862
Pepco Holdings, Inc.                                         36,900          912
PG&E Corp.                                                   64,726        2,383
Pinnacle West Capital Corp.                                  17,760          623
PPL Corp.                                                    66,075        3,034
Progress Energy, Inc.                                        46,981        1,959
Public Service Enterprise Group, Inc.                        90,124        3,622
Questar Corp.                                                30,268        1,712
Sempra Energy                                                46,086        2,456
Southern Co.                                                135,943        4,841
Spectra Energy Corp.                                        111,598        2,539
TECO Energy, Inc.                                            35,651          569
Trane, Inc.                                                  31,030        1,424
Xcel Energy, Inc.                                            77,251        1,541
                                                                      ----------
                                                                          78,446
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $1,379,398,271)                                                  2,063,820
                                                                      ----------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

                                                             PAR        MARKET
                                                            AMOUNT      VALUE
                                                            (000)       (000)
                                                          ---------   ----------
U.S. GOVERNMENT SECURITIES -- 0.1%
United States Treasury Bill 1.6% due
06/12/08 (d)(e)                                           $   2,936   $    2,927
                                                                      ----------
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $2,926,810)                                                          2,927
                                                                      ----------

                                                            SHARES
                                                            (000)
                                                          ---------
MONEY MARKET FUNDS -- 2.0%
AIM Short Term Investment Prime Portfolio                    43,252   $   43,252
Federated Money Market Obligations Trust                        560          560
                                                                      ----------
TOTAL MONEY MARKET FUNDS
(Cost $43,811,427)                                                        43,812
                                                                      ----------
TOTAL INVESTMENTS -- 97.4%
(identified cost $1,426,136,508)(f)(+)                                 2,110,559
LIABILITIES IN EXCESS OF ASSETS -- 2.6%                                   56,680
                                                                      ----------
NET ASSETS -- 100.0%                                                  $2,167,239
                                                                      ==========

(a)  Non-income producing security

(b)  Affiliated issuer. See table that follows for more information.

(c)  Amount is less than $1,000.

(d) Security held as collateral in relation to initial margin requirements on futures contracts.

(e)  Rate represents annualized yield at date of purchase.

(f) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008 was $793,084,779 and $108,662,493,
     respectively, resulting in net unrealized appreciation of investments of $684,422,286.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

                                                            NUMBER     UNREALIZED
                                                              OF      DEPRECIATION
                                                          CONTRACTS      (000)
                                                          ---------   ------------
Schedule of Futures  Contracts
S&P 500 Financial Futures Contracts (long) Expiration
   Date 06/2008                                              791        $(4,853)
                                                                        -------
Total unrealized depreciation on open futures contracts
   purchased                                                            $(4,853)
                                                                        -------

(+) Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

     maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

          - Level 1 - quoted prices in active markets for identical securities

          - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's assets carried at fair value:

                              INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                SECURITIES       INSTRUMENTS*
----------------              --------------   ---------------
Level 1 - Quoted Prices       $2,063,820,557     $(4,853,440)
                              --------------     -----------
Level 2 - Other Significant
   Observable Inputs              46,738,237              --
                              --------------     -----------
Level 3 - Significant
   Unobservable Inputs                    --              --
                              --------------     -----------
   TOTAL                      $2,110,558,794     $(4,853,440)
                              ==============     ===========

*    Other financial instruments include futures contracts

In March 2008, the Financial Accounting Standards board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

AFFILIATE TABLE

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at March 31, 2008 is listed in the Portfolio of Investments.

                                                                                                     Income Earned
                                      Shares purchased    Shares sold                                  for the
                                          for the          for the                        Value at  3 months ended   Realized Gain
     Security       Number of shares   3 months ended   3 months ended  Number of shares   3/31/08      3/31/08     on shares sold
    Description     held at 12/31/07       3/31/08          3/31/08      held at 3/31/08    (000)       (000)            (000)
------------------  ----------------  ----------------  --------------  ----------------  --------  --------------  --------------
State Street Corp.       70,325             2,900            3,700           69,525        $5,492        $16              $59

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

NAME OF ISSUER                                                      INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                                    RATE        DATE         AMOUNT           COST
------------------                                                  --------   ----------   ------------   --------------
COMMERCIAL PAPER -- 9.6%
BANK DOMESTIC -- 3.3%
   Bank of America Corp.                                             4.665%    04/24/2008   $ 60,000,000   $   59,821,175
   Bank of America Corp.                                             2.846%    07/08/2008    200,000,000      198,450,511
                                                                                                           --------------
                                                                                                              258,271,686
                                                                                                           --------------
BANK FOREIGN -- 2.5%
   Societe Generale NA                                               3.120%    06/04/2008    150,000,000      149,168,000
   Societe Generale NY                                               4.860%    04/24/2008     50,000,000       49,844,750
                                                                                                           --------------
                                                                                                              199,012,750
                                                                                                           --------------
FINANCE CAPTIVE CONSUMER -- 3.8%
   General Electric Capital Corp                                     3.170%    05/22/2008     50,000,000       49,775,458
   General Electric Capital Corp.                                    5.150%    04/04/2008    175,000,000      174,924,896
   General Electric Capital Corp.                                    4.620%    04/21/2008     75,000,000       74,807,500
                                                                                                           --------------
                                                                                                              299,507,854
                                                                                                           --------------
TOTAL COMMERCIAL PAPER                                                                                        756,792,290
                                                                                                           --------------
CERTIFICATES OF DEPOSIT -- 3.8%
BANK DOMESTIC -- 3.8%
   Chase Bank USA NA                                                 4.700%    05/06/2008    100,000,000      100,000,000
   Citibank                                                          2.990%    06/04/2008    200,000,000      200,000,000
                                                                                                           --------------
TOTAL CERTIFICATES OF DEPOSIT                                                                                 300,000,000
                                                                                                           --------------
YANKEE CERTIFICATES OF DEPOSIT -- 47.6%
BANK FOREIGN -- 47.6%
   Banco Bilbao Vizcaya                                              2.800%    06/30/2008    200,000,000      200,000,000
   Banco Bilbao Vizcaya                                              2.805%    06/16/2008    105,000,000      105,001,100
   Banco Bilbao Vizcaya                                              2.850%    06/13/2008    100,000,000      100,000,000
   Banco Santander                                                   2.770%    08/12/2008    250,000,000      250,000,000
   Bank of Nova Scotia                                               4.220%    04/10/2008     55,000,000       55,000,000
   Bank Scotland NY                                                  3.300%    04/30/2008    175,000,000      175,000,000
   Bank Scotland NY                                                  4.720%    04/30/2008     50,000,000       50,000,000
   Barclays Bank PLC                                                 3.150%    07/30/2008    100,000,000      100,000,000
   Barclays Bank PLC (a)                                             3.265%    09/12/2008    125,000,000      125,000,000
   BNP Paribas NY                                                    3.200%    05/01/2008    100,000,000      100,000,000
   BNP Paribas NY                                                    4.450%    05/08/2008    250,000,000      250,000,000
   Calyon NY                                                         2.920%    07/07/2008    100,000,000       99,999,333
   Calyon NY                                                         4.450%    05/08/2008    150,000,000      150,000,000
   Deutsche Bank NY                                                  3.800%    04/21/2008     75,000,000       75,000,000
   Deutsche Bank NY                                                  4.680%    04/01/2008     75,000,000       75,000,000
   Deutsche Bank NY (a)                                              5.025%    04/29/2008    200,000,000      200,000,000
   Fortis Bank New York                                              2.770%    06/30/2008    200,000,000      200,000,000
   HBOS Treasury Services NY                                         4.810%    04/28/2008    100,000,000      100,000,000
   Lloyds TSB Group PLC                                              2.960%    06/16/2008    200,000,000      200,002,090
   Royal Bank of Scotland                                            2.820%    06/12/2008    100,000,000      100,000,000
   Royal Bank of Scotland                                            4.350%    05/09/2008    250,000,000      250,000,000
   Svenska Handelsbanken AB                                          2.955%    06/04/2008    150,000,000      150,001,324
   Svenska Handelsbanken AB                                          4.400%    04/08/2008     50,000,000       50,000,000
   UBS AG Stamford CT                                                2.810%    07/11/2008    100,000,000      100,000,000
   UBS AG Stamford CT                                                2.940%    07/03/2008    250,000,000      250,001,599
   Unicredito Italiano Spa NY                                        3.880%    05/19/2008    150,000,000      150,001,974
   Unicredito Italiano Spa NY                                        4.760%    04/04/2008    100,000,000      100,000,041
                                                                                                           --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                                        3,760,007,461
                                                                                                           --------------

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

EURO CERTIFICATES OF DEPOSIT -- 10.8%
BANK FOREIGN -- 10.8%
   Barclays Bank PLC                                                 4.950%    06/13/2008   $100,000,000   $  100,000,000
   ING Bank Amsterdam                                                2.800%    07/14/2008     75,000,000       75,000,000
   ING Bank Amsterdam                                                2.900%    07/07/2008    300,000,000      300,000,000
   National Australia Bank                                           2.970%    06/02/2008    250,000,000      250,002,134
   Societe Generale                                                  5.375%    04/14/2008     50,000,000       50,000,087
   ABN - AMRO London                                                 3.050%    06/30/2008     75,000,000       75,018,293
                                                                                                           --------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                                            850,020,514
                                                                                                           --------------
BANK NOTES -- 2.9%
BANK FOREIGN -- 2.9%
   BNP Paribas (a) (b)                                               3.060%    08/19/2008     25,000,000       25,000,000
   Lloyds TSB Group PLC (a) (b)                                      3.050%    09/06/2008    100,000,000      100,000,000
   Svenska Handelsbanken (a) (b)                                     2.589%    09/19/2008    100,000,000      100,000,000
                                                                                                           --------------
TOTAL BANK NOTES                                                                                              225,000,000
                                                                                                           --------------
MASTER NOTE -- 1.3%
   Goldman Sachs Group, Inc. (a) (c)                                 3.236%    08/20/2008    100,000,000      100,000,000
                                                                                                           --------------
Total MASTER NOTE                                                                                             100,000,000
                                                                                                           --------------
MEDIUM TERM NOTES -- 5.2%
BANK DOMESTIC -- 2.2%
   American Express Credit Corp. (a)                                 2.536%    08/19/2008     20,000,000       20,000,000
   JPMorgan Chase & Co. (a)                                          3.109%    09/02/2008     50,000,000       50,000,000
   Procter & Gamble International Funding SCA (a)                    3.140%    02/19/2009     24,000,000       24,000,000
   Wells Fargo Company (a)                                           2.855%    08/15/2008     50,000,000       50,000,000
   Wells Fargo Company (a)                                           2.855%    09/17/2008     30,000,000       30,000,000
                                                                                                           --------------
                                                                                                              174,000,000
                                                                                                           --------------
BANK FOREIGN -- 3.0%
   Alliance & Leicester PLC (a) (b)                                  2.704%    08/29/2008     35,000,000       35,000,000
   Bank of Scotland PLC (a) (b)                                      3.058%    09/08/2008     25,000,000       25,000,000
   Caja de Ahorros y Monte de Piedad de Madrid (a) (b)               4.044%    08/12/2008     30,000,000       30,000,000
   National Australia Bank Ltd. (a) (b)                              3.075%    09/05/2008     20,000,000       20,000,000
   UniCredito Italiano Bank Ireland PLC (a) (b)                      2.838%    09/12/2008     15,000,000       15,000,000
   Westpac Banking Corp. (a) (b)                                     3.070%    09/05/2008    100,000,000      100,000,000
   Westpac Banking Corp. (a) (b)                                     2.818%    09/15/2008     15,000,000       15,000,000
                                                                                                           --------------
                                                                                                              240,000,000
                                                                                                           --------------
TOTAL MEDIUM TERM NOTES                                                                                       414,000,000
                                                                                                           --------------
PROMISSORY NOTE -- 0.6%
   Goldman Sachs Group, Inc. (a) (c)                                 4.100%    07/15/2008     50,000,000       50,000,000
                                                                                                           --------------
TOTAL PROMISSORY NOTE                                                                                          50,000,000
                                                                                                           --------------
REPURCHASE AGREEMENTS -- 17.8%
   ABN AMRO Inc. Tri Party Repo, dated 03/31/08 (collateralized by Federal National Mortgage Associations, 5.200% - 7.000% due
   08/27/12 - 04/01/37; Federal Home Loan Mortgage Corporations
   5.500% due 12/01/35 - 11/01/37 and a US Treasury Bond 8.000%
   due 11/15/21 valued at $612,000,682); proceeds $600,044,167       2.650%    04/01/2008    600,000,000      600,000,000

   Bank of America Tri Party Repo, dated 03/31/08 (collateralized by Federal National Mortgage Associations, 5.000% due 07/01/35
   and a Federal Home Loan Mortgage Corporation, 5.000% due
   05/01/35 valued at $535,500,000); proceeds $52,036,458            2.500%    04/01/2008    525,000,000      525,000,000

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

NAME OF ISSUER                                                      INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                                    RATE        DATE         AMOUNT           COST
------------------                                                  --------   ----------   ------------   --------------
   Credit Suisse First Boston Tri Party Repo, dated 03/31/08
   (collateralized by Corporate Notes, 6.000% - 6.050% due
   12/12/11 - 12/01/17 valued at $76,502,085); proceeds
   $75,006,458                                                       3.100%    04/01/2008   $ 75,000,000   $   75,000,000

   Lehman Brothers Tri Party Repo, dated 03/31/08 (collateralized by Resolution Funding Strips, 0.000% - 8.625% due 07/15/08 -
   01/15/29 valued at $209,349,749); proceeds $205,255,942           2.270%    04/01/2008    205,243,000      205,243,000
                                                                                                           --------------
TOTAL REPURCHASE AGREEMENTS                                                                                 1,405,243,000
                                                                                                           --------------
TOTAL INVESTMENTS(D)+ -- 99.6%                                                                              7,861,063,265
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                                                                  33,981,664
                                                                                                           --------------
NET ASSETS -- 100.0%                                                                                       $7,895,044,929
                                                                                                           ==============

(a)  Floating Rate Note- Interest rate shown is rate in effect at March 31, 2008

(b) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.

(c) Security subject to restrictions on resale that has been deemed by the Adviser to be illiquid. The Portfolio may not invest more than 10% of its net assets in illiquid securities. At March 31, 2008, these securities represented 1.9% of net assets.

(d)  Also represents the cost for federal tax purposes.

+ Security valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's assets carried at fair value:

                                                Investments in
Valuation Inputs                                  Securities
----------------                                --------------
Level 1 - Quoted Prices                         $           --
Level 2 - Other Significant Observable Inputs    7,861,063,265
Level 3 - Significant Unobservable Inputs                   --
                                                --------------
   Total                                        $7,861,063,265
                                                ==============

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                                                            DATE
                                                                      PRINCIPAL   RATE       OF           VALUE
                                                                       AMOUNT      %      MATURITY          $
                                                                     ----------   ----   ----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS -- 97.9%
ALABAMA -- 1.9%

Montgomery Alabama Waterworks & Sanitary Sewer Board Revenue
Bonds, Series 881, INS: FSA, LIQ: JP Morgan Chase Bank (a)            5,230,000   2.29   03/01/2013      5,230,000

West Jefferson Alabama Industrial Development Board PCRB,
Alabama Power Co. (a)                                                 3,600,000   1.18   06/01/2028      3,600,000
                                                                                                      ------------
                                                                                                         8,830,000
                                                                                                      ------------
ARIZONA -- 2.9%

Maricopa County Arizona High School District No 210-Phoenix, GO
Unlimited, Project of 1995, Series C, INS: MBIA-IBC                  13,015,000   5.00   07/01/2017     13,253,725
                                                                                                      ------------
CALIFORNIA -- 4.2%

Austin Trust Various States, Series 2007-146, GO Unlimited,
INS: FGIC, LIQ: Bank of America N.A. (a)                              7,220,000   3.21   07/01/2025      7,220,000

Metropolitan Water District of Southern California Waterworks
Revenue Bonds, Series A, SPA: Landesbank Baden-Wuerttemberg (a)       2,165,000   1.63   07/01/2025      2,165,000

Southern California Public Power Authority Transmission Project
Revenue Bonds, Southern Transmission, INS: AMBAC, LOC: Lloyds
TSB Bank PLC (a)                                                     10,200,000   2.00   07/01/2019     10,200,000
                                                                                                      ------------
                                                                                                        19,585,000
                                                                                                      ------------
COLORADO -- 5.9%

City of Colorado Springs Colorado Utilities Revenue Bonds, Sub
Lien Improvement, Series A, SPA: Dexia Credit Local (a)               4,300,000   2.07   11/01/2025      4,300,000

Colorado State Education Loan Program, Tax & Revenue
Anticipation Notes, Series B                                         15,000,000   3.25   08/05/2008     15,017,667

Southern Ute Indian Tribe of Southern Ute Indian Reservation
Revenue Bonds (a)                                                     8,200,000   2.20   11/01/2031      8,200,000
                                                                                                      ------------
                                                                                                        27,517,667
                                                                                                      ------------
CONNECTICUT -- 2.3%

Connecticut State Health & Educational Facility Authority
Revenue Bonds, Yale University, Series U2 (a)                        10,500,000   1.70   07/01/2033     10,500,000
                                                                                                      ------------
DELAWARE -- 0.3%

Delaware State EDA, Hosipital Billing, Series A, LOC: JP
Morgan Chase Bank (a)                                                 1,500,000   2.05   12/01/2015      1,500,000
                                                                                                      ------------
FLORIDA -- 10.0%

Austin Trust Various States Revenue Bonds, Series 2007-1007,
INS: AMBAC - TCRS - BNY, LIQ: Bank of America (a)                     8,930,000   3.01   04/01/2037      8,930,000

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                                                            DATE
                                                                      PRINCIPAL   RATE       OF           VALUE
                                                                       AMOUNT      %      MATURITY          $
                                                                     ----------   ----   ----------   ------------
FLORIDA -- (CONTINUED)

Florida Keys Aqueduct Authority Water Revenue Bonds, INS:
CIFG, SPA: Depfa Bank PLC (a)                                         6,800,000   7.50   09/01/2035      6,800,000

Orange County Florida Industrial Development Authority Revenue
Bonds, Lake Highland School, Inc., LOC: Bank of America N.A. (a)      9,000,000   2.10   08/01/2032      9,000,000

Orlando Florida Utilities Commission Water & Electric Revenue
Bonds, Series B, SPA: Suntrust Bank (a)                               5,400,000   2.09   10/01/2022      5,400,000

Volusia County Florida School District, Tax Anticipation Notes       16,000,000   4.00   09/17/2008     16,151,636
                                                                                                      ------------
                                                                                                        46,281,636
                                                                                                      ------------
GEORGIA -- 6.2%

Dalton Georgia Development Authority Revenue Bonds, Hamilton
Health Systems Project, Class B, LOC: Bank of America N.A. (a)        7,350,000   2.10   08/15/2033      7,350,000

Municipal Electric Authority Georgia, Gen C Rmkt, INS: GO of
Participants, LOC: Bayerische Landesbank (a)                          1,500,000   1.95   03/01/2020      1,500,000

Municipal Electric Authority of Georgia Revenue Bonds, PJ One
SUB D RMKT, INS: FSA, SPA: Dexia Credit Local (a)                     7,800,000   1.95   01/01/2022      7,800,000

Roswell Georgia Housing Authority Multifamily Revenue Bonds,
Chambrel Roswell, INS: Fannie Mae, LIQ: Fannie Mae (a)               11,980,000   2.09   11/15/2032     11,980,000
                                                                                                      ------------
                                                                                                        28,630,000
                                                                                                      ------------
ILLINOIS -- 11.3%

Chicago Illinois Board of Education, Series C, GO, INS: FSA,
SPA: Dexia Public Finance (a)                                         1,950,000   2.10   03/01/2032      1,950,000

City of Chicago Illinois, Neighborhoods Alive 21, Class B, INS:
MBIA, SPA: Depfa Bank PLC (a)                                         5,000,000   2.30   01/01/2037      5,000,000

Illinois Development Finance Authority Revenue Bonds, Chicago
Educational TV Assignment, Series A, LOC: Lasalle Bank N.A. (a)       1,900,000   2.05   11/01/2014      1,900,000

Illinois Development Finance Authority Revenue Bonds, Chicago
Symphony PJ, INS: GO of Corp, LOC: Bank One N.A. (a)                  8,500,000   2.05   12/01/2033      8,500,000

Illinois Development Finance Authority Revenue Bonds, Evanston
Northwestern, Class C, SPA: Bank One N.A. (a)                           975,000   2.15   05/01/2008        975,000

Illinois Development Finance Authority Revenue Bonds, Jewish
Federal Metro Chicago Projects, INS: AMBAC, SPA: JPMorgan
Chase Bank (a)                                                        5,810,000   5.40   09/01/2032      5,810,000

Illinois Development Finance Authority Revenue Bonds, World
Communications, Inc., LOC: Lasalle Bank N.A. (a)                      1,500,000   2.05   08/01/2015      1,500,000

Illinois Finance Authority Revenue Bonds, Northwestern
University, Series B (a)                                              9,800,000   1.95   12/01/2034      9,800,000

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                                                            DATE
                                                                      PRINCIPAL   RATE       OF           VALUE
                                                                       AMOUNT      %      MATURITY          $
                                                                     ----------   ----   ----------   ------------
ILLINOIS -- (CONTINUED)

Illinois State Toll Highway Authority Revenue Bonds, Series
A-2, SPA: Dexia Credit Local (a)                                     10,000,000   2.05   07/01/2030     10,000,000

Lake County Illinois Community Consolidated School District No
50-Woodland, Series A, GO Unlimited, INS: FGIC                        6,760,000   6.00   12/01/2020      6,946,529
                                                                                                      ------------
                                                                                                        52,381,529
                                                                                                      ------------
INDIANA -- 1.8%

Delaware County Hospital Authority Revenue Bonds, Cardinal
Health Systems Obligation, INS: AMBAC, LIQ: FAC-Bank One
Indiana (a)                                                           4,200,000   6.50   08/01/2018      4,200,000

Indiana State Development Finance Authority Revenue Bonds,
Educational Facilities, Indiana Historical Society, LOC: Bank
One Indiana N.A. (a)                                                  4,200,000   2.15   08/01/2031      4,200,000
                                                                                                      -------------
                                                                                                         8,400,000
                                                                                                      -------------
LOUISIANA -- 2.9%

City of New Orleans Louisiana, ROCs RR II, Series R-12151, GO
Unlimited, INS: AGC-ICC-FGIC, LIQ: Citibank N.A. (a)                 11,880,000   2.26   12/01/2021     11,880,000

Louisiana State Offshore Terminal Authority Deep Water Port
Revenue Bond, Series B, LOC: Bank One N.A. (a)                        1,500,000   3.50   09/01/2014      1,500,000
                                                                                                      ------------
                                                                                                        13,380,000
                                                                                                      ------------
MARYLAND -- 8.4%

Maryland State Economic Development Corp Revenue Bonds, US
Pharmacopeial Project-A, INS: AMBAC, SPA: Bank of America
N.A. (a)                                                             17,745,000   2.00   07/01/2034     17,745,000

Maryland State Health & Higher Educational Facilities Authority
Revenue Bonds, University of Maryland Medical System, Class A,
LOC: Wachovia Bank N.A. (a)                                          21,000,000   2.07   07/01/2034     21,000,000
                                                                                                      ------------
                                                                                                        38,745,000

                                                                                                      ------------
MASSACHUSETTS -- 0.5%

Massachusetts State Water Resources Authority Revenue Bonds,
Series A, INS: FSA                                                    2,400,000   4.75   08/01/2027      2,429,518
                                                                                                      ------------
MINNESOTA -- 1.8%

County of Washington Minnesota, Series A, GO Unlimited                1,080,000   5.00   02/01/2009      1,106,652

Southern Minnesota Municipal Power Agency Power Supply Systems
Revenue Bonds, ROCs RR II, Series R-10021Z, INS: MBIA, LIQ:
FAC- Citigroup Financial (a)                                          4,800,000   2.60   01/01/2027      4,800,000

State of Minnesota, GO                                                2,490,000   5.00   08/01/2008      2,502,842
                                                                                                      ------------
                                                                                                         8,409,494
                                                                                                      ------------

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                                                            DATE
                                                                      PRINCIPAL   RATE       OF           VALUE
                                                                       AMOUNT      %      MATURITY          $
                                                                     ----------   ----   ----------   ------------
MISSOURI -- 2.5%

Kansas City Industrial Development Authority Revenue Bonds, Oak
Street West Student, LOC: Bank of America (a)                         8,550,000   2.07   08/01/2038      8,550,000

Missouri State Public Utilities Commission Revenue Notes              2,935,000   4.75   09/01/2008      2,967,174
                                                                                                      ------------
                                                                                                        11,517,174
                                                                                                      ------------
NEW JERSEY -- 0.4%

Essex County New Jersey Improvement Authority Revenue Bonds,
Pooled Governmental Loan Program, LOC: First Union National
Bank (a)                                                              1,700,000   2.10   07/01/2026      1,700,000
                                                                                                      ------------
NEW YORK -- 6.2%

City of New York New York, Series E, Subseries E-2, GO
Unlimited, LOC: Bank of America N.A. (a)                              6,740,000   1.00   08/01/2034      6,740,000

City of New York New York, Subseries J2-RMKT, LOC:
Westdeutsche Landesbank (a)                                           7,800,000   2.00   02/15/2016      7,800,000

Long Island Power Authority Electrical System Revenue Bonds,
Series A, INS: FSA                                                    5,000,000   5.13   12/01/2022      5,087,014

Long Island Power Authority Electrical Systems Revenue Bonds,
Subseries 3B-RMKT, LOC: Westlb AG (a)                                 4,000,000   0.98   05/01/2033      4,000,000

New York City New York Municipal Water Finance Authority Water
and Sewer Revene Bonds, Subseries B-3, SPA: Bank of America
N.A. (a)                                                              5,000,000   1.00   06/15/2025      5,000,000
                                                                                                      ------------
                                                                                                        28,627,014
                                                                                                      ------------
NORTH CAROLINA -- 4.3%

Charlotte North Carolina COPS, Governmental Facilities, Series
F, SPA: Bank of America N.A. (a)                                      2,000,000   2.10   06/01/2033      2,000,000

City of Winston-Salem North Carolina Water and Sewer Systems
Revenue Bonds, Series C, SPA: Dexia Credit Local (a)                  2,000,000   2.10   06/01/2028      2,000,000

North Carolina Eastern Municipal Power Agency Power Systems
Revenue Bonds, Series A, INS: MBIA, SPA: Wachovia  Bank N.A.
(a)                                                                  16,000,000   3.15   01/01/2024     16,000,000
                                                                                                      ------------
                                                                                                        20,000,000
                                                                                                      ------------
OHIO -- 1.3%

Butler County Ohio Healthcare Facilities Revenue Bonds,
IMPT-Lifesphere Project, LOC: U.S. Bank NA (a)                        1,400,000   2.07   05/01/2027      1,400,000

Cleveland Cuyahoga County Ohio Port Authority Revenue Bonds,
Euclid/93rd Garage Office, LOC: Fifth Third Bank (a)                    995,000   2.20   01/01/2034        995,000

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                                                            DATE
                                                                      PRINCIPAL   RATE       OF           VALUE
                                                                       AMOUNT      %      MATURITY          $
                                                                     ----------   ----   ----------   ------------
OHIO -- (CONTINUED)

Ohio State University General Receipts, Series B (a)                  3,500,000   1.95   06/01/2035      3,500,000
                                                                                                      ------------
                                                                                                         5,895,000
                                                                                                      ------------
OKLAHOMA -- 5.7%

Oklahoma State Industries Authority Revenue Bonds, Integris
Baptist, Series B, INS: MBIA, SPA: JP Morgan Chase Bank (a)          26,500,000   1.95   08/15/2029     26,500,000
                                                                                                      ------------
OREGON -- 0.3%

Oregon State, Series 73 G, SPA: JP Morgan Chase Bank (a)              1,500,000   1.95   12/01/2018      1,500,000
                                                                                                      ------------
PENNSYLVANIA -- 5.3%

Adams County Pennsylvania Industrial Development Authority
Revenue Bonds, Wellspan Properties INC, INS: AMBAC, SPA:
Dexia Credit Local (a) (b)                                            9,805,000   4.00   04/15/2022      9,805,000

City of Philadelphia Pennsylvania Gas Works Revenue Bonds,
Series B, INS: FSA                                                    1,000,000   5.00   07/01/2028      1,011,333

City of Philadelphia Pennsylvania Gas Works Revenue Bonds,
Sixth Series, INS: FSA (a)                                            2,000,000   2.07   08/01/2031      2,000,000

Commonwealth of Pennsylvania, Second Series, GO                       3,320,000   5.50   06/01/2008      3,331,240

Erie Pennsylvania Water Authority Revenue Bonds, Series A, INS:
FSA, SPA: JP Morgan Chase Bank (a)                                    1,000,000   2.20   12/01/2010      1,000,000

Geisinger Authority Pennsylvania Health System Revenue Bonds,
Series C, SPA: PNC Bank N.A. (a)                                      1,900,000   1.25   08/01/2028      1,900,000

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds,
Series A-2, SPA: Landesbank Baden-Wuerttemberg (a)                    1,400,000   2.05   12/01/2030      1,400,000

Washington County Pennsylvania Authority Revenue Bonds,
University of Pennsylvania (a)                                        4,000,000   1.78   07/01/2034      4,000,000
                                                                                                      ------------
                                                                                                        24,447,573
                                                                                                      ------------
SOUTH CAROLINA -- 3.6%

Greenville County South Carolina School District Installment
Revenue Bonds, Stars 2007-048, LIQ: BNP Paribas (a)                   7,395,000   2.22   12/01/2024      7,395,000

South Carolina Transportation Infrastructure Bank Revenue
Bonds, Series 1283, INS: AMBAC, LIQ: JP Morgan Chase Bank (a)         9,545,000   4.00   04/01/2012      9,545,000
                                                                                                      ------------
                                                                                                        16,940,000
                                                                                                      ------------
TEXAS -- 3.3%

Austin County Texas Industrial Development Corp Revenue Bonds,
Justin Industries, Inc. Project, LOC: Bank One N.A. (a)               3,500,000   2.10   12/01/2014      3,500,000

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                                                            DATE
                                                                      PRINCIPAL   RATE       OF           VALUE
                                                                       AMOUNT      %      MATURITY          $
                                                                     ----------   ----   ----------   ------------
TEXAS -- (CONTINUED)

City of Arlington Texas Special Obligations Revenue Bonds,
Tax-Dallas Cowboys, Class B, INS: MBIA, SPA: Depfa Bank PLC
(a)                                                                   1,400,000   2.40   08/15/2035      1,400,000

Denton Texas Independent School District, School Building,
Series B, INS: PSF-GTD, SPA: Bank of America N.A. (a)                 1,000,000   2.20   08/01/2023      1,000,000

Harris County Texas, GO                                               2,215,000   5.00   10/01/2008      2,231,814

State of Texas, Public Finance Authority, Series B, GO                1,040,000   4.00   10/01/2008      1,044,048

State of Texas, Tax & Revenue Anticipation Notes, GO Limited
Notes                                                                 3,000,000   4.50   08/28/2008      3,009,662

Texas State Transportation Commission Revenue Bonds, First
Tier                                                                  1,500,000   5.00   04/01/2008      1,500,000

University of Texas Permanent University Fund Revenue Bonds,
INS: PUFG                                                             1,000,000   5.25   01/07/2011      1,013,620

University of Texas, University Revenue Bonds, Financing
Systems, Series A (a)                                                   700,000   1.95   08/15/2013        700,000
                                                                                                      ------------
                                                                                                        15,399,144
                                                                                                      ------------
UTAH -- 1.0%

Murray City Utah Hospital Revenue Bonds, IHC Health Services,
Inc., Series A, INS: J.P. Morgan Securities (a)                       1,500,000   2.07   05/15/2036      1,500,000

Nebo Utah School District, School Building, GO, INS: School
Building Guaranty                                                     3,125,000   4.50   07/01/2008      3,131,399
                                                                                                      ------------
                                                                                                         4,631,399
                                                                                                      ------------
VIRGINIA -- 1.4%

Norfolk Virginia Economic Development Authority Revenue Bonds,
Bon Secours Heath, Series A, INS: MBIA, SPA: Landesbank
Baden-Wuerttemberg (a)                                                6,600,000   3.15   11/01/2026      6,600,000
                                                                                                      ------------
WASHINGTON -- 2.2%

Port Vancouver Washington Revenue Bonds, United Grain
Corporation, Series 84A, LOC: Bank of America N.A. (a)                2,000,000   2.10   12/01/2009      2,000,000

Seattle Washington Water Systems Revenue Bonds, Series A, LOC:
Bayerische Landesbank (a)                                               400,000   1.95   03/01/2032        400,000

Washington State Higher Education Facilities Authority Revenue
Bonds, Whitman College Project, SPA: JP Morgan Chase Bank (a)         8,000,000   2.15   10/01/2029      8,000,000
                                                                                                      ------------
                                                                                                        10,400,000
                                                                                                      ------------
Total Short-Term Tax-Exempt Obligations                                                                 454,000,873
                                                                                                      -------------
COMMERCIAL PAPER -- 0.8%

   Clark County Nevada, Series 08-A                                   4,000,000   2.2%   05/07/2008      4,000,000
                                                                                                      ------------

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

MONEY MARKET FUND -- 0.7%

   Dreyfus Tax Exempt Cash Management Fund  (at net asset value)      3,062,562   2.5%   01/01/2050      3,062,562
                                                                                                      ------------
TOTAL INVESTMENTS(C) + -- 99.4%                                                                        461,063,435
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%                                                            2,729,129
                                                                                                      ------------
NET ASSETS -- 100.0%                                                                                  $463,792,564
                                                                                                      ============

(a)  Floating Rate Note- Interest rate shown is rate in effect at March 31, 2008

(b) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.

(c)  Also represents the cost for federal tax purposes.

+ Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's assets carried at fair value:

                              Investments in
Valuation Inputs                Securities
----------------              --------------
Level 1 - Quoted Prices        $         --
Level 2 - Other Significant
   Observable Inputs            461,063,435
Level 3 - Significant
   Unobservable Inputs                   --
                               ------------
   Total                       $461,063,435
                               ============

ACRONYM   NAME
-------   ----
AMBAC     American Municipal Bond Assurance Corporation
COPs      Certificates of Participation
EDA       Economic Development Authority
FGIC      Financial Guaranty Insurance Company
FSA       Financial Security Assurance
GO        General Obligation
GTD       Guaranteed

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

ACRONYM   NAME
-------   ----
INS       Insured
LOC       Letter of Credit
MBIA      Municipal Bond Investors Assurance
PCRB      Pollution Control Revenue Bond
PSF       Permanent School Fund
ROCs      Reset Option Certificates
SPA       Standby Purchase Agreement

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
(FORMERLY STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO)

SCHEDULE OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                                                        DATE
                                                                  PRINCIPAL   RATE       OF          VALUE
                                                                    AMOUNT      %     MATURITY         $
                                                                  ---------   ----   ----------   -----------
TAX-EXEMPT OBLIGATIONS -- 93.5%
ALABAMA -- 0.9%

State of Alabama, Parks System Improvement Corp., Series C, GO
Unlimited                                                           350,000   5.25   06/01/2009       362,775
                                                                                                  -----------
ARIZONA -- 2.2%
Arizona School District, TAN, Financing Program COPs                900,000   4.50   07/30/2008       908,820
                                                                                                  ------------
CALIFORNIA -- 2.6%
California State Economic Recovery, Series A, GO Unlimited        1,000,000   5.00   01/01/2011     1,060,680
                                                                                                  -----------
COLORADO -- 9.8%
City of Colorado Springs Utilities Revenue Bonds, Sub Lien
Improvement, Series B, SPA: Bayerische Landesbank (a)             1,500,000   2.07   11/01/2036     1,500,000

City of Colorado Springs Utilities Revenue Bonds, Sub Lien,
Series A, SPA: Dexia Credit Local (a)                             1,500,000   2.25   11/01/2023     1,500,000

Colorado Educational & Cultural Facilities Authority Revenue
Bonds, National Jewish Federal Building, Series A6, LOC: Bank
of America N.A. (a)                                               1,000,000   1.30   02/01/2025     1,000,000
                                                                                                  -----------
                                                                                                    4,000,000
                                                                                                  -----------
DISTRICT OF COLUMBIA -- 8.1%

District of Columbia Revenue Bonds, George Washington
University, Series B, INS: MBIA, SPA: Bank of America N.A. (a)    1,500,000   2.30   09/15/2029     1,500,000

Washington DC Convention Center Authority Dedicated Tax Revenue
Bonds, Sr. Lien, INS: AMBAC                                       1,750,000   5.25   10/01/2011     1,792,980
                                                                                                  -----------
                                                                                                    3,292,980
                                                                                                  -----------
ILLINOIS -- 6.1%

Chicago Illinois Park District, Personal Property Replacement,
Series D, GO Unlimited                                            1,000,000   5.00   01/01/2011     1,061,220

Illinois Finance Authority Revenue Bonds, Loyola University
Health, Series C, LOC: Charter One Bank FSB (a)                   1,000,000   2.05   04/01/2041     1,000,000

State of Illinois, First Series, GO Unlimited, INS: FSA             400,000   5.25   04/01/2009       413,540
                                                                                                  -----------
                                                                                                    2,474,760
                                                                                                  -----------
MASSACHUSETTS -- 5.4%

Massachusetts State Health & Educational Facilities Authority
Revenue Bonds, New England Medical Center Hospital, Series H,
INS: FGIC                                                         1,160,000   5.00   05/15/2009     1,192,352

Massachusetts State Water Resources Authority Revenue Bonds,
Multi-Modal, Series D, LOC: Landesbank Baden-Wuerttemberg (a)     1,000,000   1.35   08/01/2017     1,000,000
                                                                                                  -----------

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
(FORMERLY STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO)

SCHEDULE OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                                                        DATE
                                                                  PRINCIPAL   RATE       OF          VALUE
                                                                    AMOUNT      %     MATURITY         $
                                                                  ---------   ----   ----------   -----------
                                                                                                    2,192,352
                                                                                                  -----------
MICHIGAN -- 3.1%

Grand Rapids Michigan Community College, GO Limited, INS: FSA     1,225,000   5.00   05/01/2009    1,264,898
                                                                                                  -----------
NEW YORK -- 5.7%

City of New York New York, Series F, GO Unlimited                 1,000,000   5.00   08/01/2010     1,050,360

New York State Thruway Authority Service Contract Revenue
Bonds, Bridge Service Contract                                      750,000   3.00   04/01/2010       757,980

New York State Urban Development Corporation Revenue Bonds,
State Personal Income Tax, Series A1                                500,000   5.00   12/15/2009       520,315
                                                                                                  -----------
                                                                                                    2,328,655
                                                                                                  -----------
OHIO -- 11.1%

City of Columbus Ohio, SAN Sewer, Series 1, GO Unlimited (a)      1,400,000   1.78   12/01/2026     1,400,000

Ohio State Building Authority Revenue Bonds, State Facilities
Administration Building, Series A, INS: FSA                       1,020,000   5.25   10/01/2009     1,064,411

Ohio State Higher Education Facility Community Revenue Bonds.
Kenyon College Project, LIQ:  Harris Bank (a)                     1,000,000   4.00   04/01/2022     1,000,000

State of Ohio Revenue Bonds, Higher Education Facilities,
Series II-A                                                       1,000,000   5.00   12/01/2010     1,066,610
                                                                                                  -----------
                                                                                                    4,531,021
                                                                                                  -----------
OREGON -- 3.7%

State of Oregon, TAN, GO Unlimited Notes, Series A                1,500,000   4.50   06/30/2008     1,510,935
                                                                                                  -----------
PENNSYLVANIA -- 12.0%

Pennsylvania State Turnpike Community Revenue Bonds, Series A1,
SPA: Westdeutsche Lanesbank (a)                                   1,000,000   2.05   12/01/2030     1,000,000

Pennsylvania State, GO Unlimited                                  1,325,000   5.25   02/01/2010     1,395,013

Philadelphia Pennsylvania Hospitals & Higher Education
Facilities Authority Revenue Bonds, Childrens Hospital Project,
Series B, SPA: JP Morgan Chase Bank and Westdeutsche
Landesbank (a)                                                    1,000,000   1.25   07/01/2025     1,000,000

Washington County Pennsylvania Authority Revenue Bonds,
University of Pennsylvania (a)                                    1,500,000   1.78   07/01/2034     1,500,000
                                                                                                  -----------
                                                                                                    4,895,013
                                                                                                  -----------
PUERTO RICO -- 3.5%

Puerto Rico Electric Power Authority Revenue Bonds, Series 815,
INS: FSA/FGIC, LIQ: JP Morgan Chase Bank (a)                      1,435,000   2.29   01/01/2013     1,435,000
                                                                                                  -----------
RHODE ISLAND -- 2.1%

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
(FORMERLY STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO)

SCHEDULE OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                                                        DATE
                                                                  PRINCIPAL   RATE       OF          VALUE
                                                                    AMOUNT      %     MATURITY         $
                                                                  ---------   ----   ----------   -----------
RHODE ISLAND -- (CONTINUED)

Providence Rhode Island Housing Authority Multi-Family Revenue
Bonds, Cathedral Square, Series A, LOC: Bank of America N.A.
(a)                                                                 850,000   1.25   09/01/2030       850,000
                                                                                                  -----------
TEXAS -- 7.4%

Port of Port Arthur Texas Navigation District Revenue Bonds,
Atofina Petrochemicals, Series C, INS: AGMT-Total Fina Elf
S.A. (a)                                                          1,500,000   2.20   04/01/2027     1,500,000

State of Texas, Tax & Revenue Anticipation Notes, GO Limited
Notes                                                             1,500,000   4.50   08/28/2008     1,518,030
                                                                                                  -----------
                                                                                                    3,018,030
                                                                                                  -----------
VIRGINIA -- 3.7%

Virginia College Building Authority Virginia Educational

Facilities Revenue Bonds, 21st Century College, Series B          1,450,000   5.00   02/01/2010     1,520,963
                                                                                                  -----------
WASHINGTON -- 6.1%

Tacoma Washington Electrical Systems Revenue Bonds, Series A,
INS: FSA                                                          1,500,000   5.75   01/01/2017     1,640,370

Whatcom County Washington School District No 506 Nooksack
Valley, GO Unlimited, INS: School Building Guaranty                 815,000   4.00   12/01/2009       838,244
                                                                                                  -----------
                                                                                                    2,478,614
                                                                                                  -----------
Total Tax-Exempt Obligations
(Cost $38,033,516)                                                                                 38,125,496
                                                                                                  -----------
MONEY MARKET FUND -- 3.7%

State Street Institutional Tax Free Money Market Fund (b) (at
net asset value)                                                  1,506,547   2.48   01/01/2050     1,506,547
TOTAL INVESTMENTS(C) + -- 97.2%
(COST $39,540,063)                                                                                 39,632,043
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.8%                                                       1,157,913
                                                                                                  -----------
NET ASSETS -- 100.0%                                                                              $40,789,956
                                                                                                  ===========

(a) Floating Rate Note- Interest rate shown is rate in effect at March 31, 2008.

(b)  Affiliated issuer. See table that follows for more information.

(c) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008 was $113,172 and $21,192, respectively, resulting in net unrealized appreciation of investments of $91,980.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
(FORMERLY STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO)

SCHEDULE OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

+ Security Valuation: Ordinarily, the Fund values each portfolio security based upon the last reported sales price or other market quotation for the security in the market in which the security principally trades. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Fund will use the security's fair value, as determined in accordance with procedures approved by the Board of Trustees. Debt obligation securities maturing within 60 days of valuation date are valued at amortized cost. Investments in other mutual funds are valued at the net asset value per share.

     The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's assets carried at fair value:



                                                Investments in
Valuation Inputs                                  Securities
----------------                                --------------
Level 1 - Quoted Prices                           $        --
Level 2 - Other Significant Observable Inputs      39,632,043
Level 3 - Significant Unobservable Inputs                  --
                                                  -----------
   Total                                          $39,632,043
                                                  ===========

In March 2008, the Financial Accounting Standards board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

ACRONYM   NAME
-------   ----
AMBAC     American Municipal Bond Assurance Corporation
COPs      Certificates of Participation
FGIC      Financial Guaranty Insurance Company
FSA       Financial Security Assurance
GO        General Obligation
INS       Insured
LIQ       Liquidity Agreement
LOC       Letter of Credit
MBIA      Municipal Bond Investors Assurance
SPA       Standby Purchase Agreement
TAN       Tax Anticipation Note

AFFILIATE TABLE

Certain investments made by the Portfolio were made in mutual funds affiliated with State Street and SSgA FM. The market value of this investment at March 31, 2008 is listed in the Portfolio of Investments.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
(FORMERLY STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO)

SCHEDULE OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                             Shares sold
                                            Shares purchased   for the 3     Number of              Income Earned for
                      Number of shares held for the 3 months months ended shares held at  Value at     the 3 months
 Security Description      at 12/31/2007      ended 3/31/08     3/31/08       3/31/08     12/31/08    ended 3/31/08
--------------------- --------------------- ---------------- ------------ -------------- ---------- -----------------
State Street
Institutional Tax
Free Money Market
Fund                        2,410,373           8,175,033      9,078,859     1,506,547   $1,506,547          $52,247

               STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

NAME OF ISSUER                                                      INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                                    RATE        DATE         AMOUNT           COST
------------------                                                  --------   ----------   ------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 27.7%
   Fannie Mae Discount Notes (a)                                     2.420%    05/28/2008   $  5,500,000    $   5,478,926
   Fannie Mae Discount Notes (a)                                     2.410%    06/04/2008     40,000,000       39,828,622
   Fannie Mae Discount Notes (a)                                     3.450%    06/12/2008     50,000,000       49,655,000
   Federal Home Loan Bank Discount Notes (a)                         2.410%    05/23/2008     42,000,000       41,853,794
   Federal Home Loan Bank Discount Notes (a)                         2.420%    05/28/2008      5,420,000        5,399,233
   Federal Home Loan Bank Discount Notes (a)                         2.400%    06/04/2008     28,000,000       27,880,533
   Federal Home Loan Bank Discount Notes (a)                         2.400%    06/06/2008     28,000,000       27,876,800
   Federal Home Loan Bank Discount Notes (a)                         2.080%    06/27/2008     60,000,000       59,698,400
   Federal Home Loan Bank System (b)                                 2.967%    11/07/2008     65,000,000       65,000,000
   Freddie Mac (b)                                                   2.436%    12/26/2008     70,000,000       70,086,476
   Freddie Mac Discount Notes (a)                                    2.410%    06/06/2008     80,000,000       79,646,533
                                                                                                           --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                      472,404,317
                                                                                                           --------------
REPURCHASE AGREEMENTS -- 72.3%
   ABN AMRO Inc. Tri Party Repo, dated 03/31/08 (collateralized by Federal National Mortgage Associations, 5.500% - 6.000% due
   04/12/17 - 12/14/22 valued at $76,500,408); proceeds
   $75,004,896                                                       2.350%    04/01/2008     75,000,000       75,000,000

   Bank of America Tri Party Repo, dated 03/31/08 (collateralized by a Federal Home Loan Bank, 0.000% due 04/18/08 and a Federal
   National Mortgage Association, 0.000% due 11/28/08 valued at
   $76,500,877); proceeds $75,004,688                                2.250%    04/01/2008     75,000,000       75,000,000

   Citigroup Tri Party Repo, dated 03/31/08 (collateralized by a
   Federal National Mortgage Association, 0.000% due 01/24/23
   valued at $76,500,650); proceeds $75,004,688                      2.250%    04/01/2008     75,000,000       75,000,000

   Deutsche Tri Party Repo, dated 03/31/08 (collateralized by
   Federal Home Loan Mortgage Corporations, 5.500% - 7.000% due
   10/17/13 -07/11/22 and Federal National Mortgage Associations,
   0.000% - 5.830% due 04/15/09 - 11/15/22 and a RFSCP Strip
   Principal 0.000% due 04/15/30 valued at $382,500,387);
   proceeds $375,023,438                                             2.250%    04/01/2008    375,000,000      375,000,000

   Goldman Sacs Tri Party Repo,  dated 03/31/08 (collateralized by a Federal Home Loan Bank, 5.375% due 08/19/11 and a Federal
   Home Loan Mortgage Corporation, 0.000% due 12/31/08 valued at
   $76,504,766); proceeds $75,004,688                                2.250%    04/01/2008     75,000,000       75,000,000

   HSBC Tri Party Repo, dated 03/31/08 (collateralized by Federal
   Home Loan Banks, 2.185% - 5.250% due 02/02/09 - 06/11/10 and
   Federal National Mortgage Associations, 4.125% - 6.375% due
   04/10/08 - 04/15/15 and Resolution Funding Strips, 0.000% -
   9.375% due 04/15/13 - 04/15/30 and Federal Home Loan Mortgage
   Corporations, 2.875% - 6.750% due 04/30/10 - 09/15/29 valued
   at $382,503,559); proceeds $375,023,438                           2.250%    04/01/2008    375,000,000      375,000,000

   Lehman Brothers Tri Party Repo, dated 03/31/08 (collateralized by a Federal Home Loan Note, 0.000% due 06/20/08 valued at
   $29,193,038); proceeds $28,619,805                                2.270%    04/01/2008     28,618,000       28,618,000

   Morgan Stanley Tri Party Repo, dated 03/31/08 (collateralized by a Federal Home Loan Mortgage Corporation, 5.450% due
   09/02/11 and a Sovereign Agency Note, 4.500% due 04/01/18
   valued at $78,732,778); proceeds $77,004,813                      2.250%    04/01/2008     77,000,000       77,000,000

   UBS Warburg Tri Party Repo, dated 03/31/08 (collateralized by
   Resolution Funding Strips , 0.000% due 04/15/08 - 10/15/29
   valued at $76,500,041); proceeds $75,005,000                      2.400%    04/01/2008     75,000,000       75,000,000

               STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                           --------------
TOTAL REPURCHASE AGREEMENTS                                                                                 1,230,618,000
                                                                                                           --------------
TOTAL INVESTMENTS(C)+ -- 100.0%                                                                             1,703,022,317
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.00%                                                                    191,245
                                                                                                           --------------
NET ASSETS -- 100.0%                                                                                       $1,703,213,562
                                                                                                           ==============

(a)  Discount rate at time of purchase.

(b)  Variable Rate Security - Interest Rate is in effect as of March 31, 2008.

(c)  Also represents the cost for federal tax purposes.

+ Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's assets carried at fair value:

                                                Investments in
Valuation Inputs                                  Securities
----------------                                --------------
Level 1 - Quoted Prices                         $           --
Level 2 - Other Significant Observable Inputs    1,703,022,317
Level 3 - Significant Unobservable Inputs                   --
                                                --------------
   Total                                        $1,703,022,317
                                                ==============

                         STATE STREET TREASURY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

NAME OF ISSUER                             INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                           RATE        DATE         AMOUNT           COST
------------------                         --------   ----------   ------------   --------------
U.S. TREASURY OBLIGATIONS -- 100.0%
   United States Treasury Bill              1.600%    04/03/2008   $ 36,189,000   $   36,185,783
   United States Treasury Bill              1.700%    04/03/2008        240,000          239,977
   United States Treasury Bill              0.150%    04/10/2008     29,079,000       29,077,910
   United States Treasury Bill              0.200%    04/10/2008    126,000,000      125,993,700
   United States Treasury Bill              1.650%    04/10/2008     40,000,000       39,983,500
   United States Treasury Bill              2.160%    04/10/2008     30,000,000       29,983,800
   United States Treasury Bill              0.300%    04/15/2008    152,168,000      152,150,247
   United States Treasury Bill              0.460%    04/15/2008     50,000,000       49,991,250
   United States Treasury Bill              1.200%    04/17/2008      8,707,000        8,702,356
   United States Treasury Bill              1.300%    04/17/2008    108,685,000      108,622,204
   United States Treasury Bill              1.470%    04/17/2008     16,439,000       16,428,260
   United States Treasury Bill              1.690%    04/17/2008     20,000,000       19,984,978
   United States Treasury Bill              2.290%    04/17/2008     25,000,000       24,974,556
   United States Treasury Bill              2.315%    04/17/2008     10,000,000        9,989,711
   United States Treasury Bill              2.435%    04/17/2008     15,000,000       14,983,767
   United States Treasury Bill              0.100%    04/24/2008    100,000,000       99,993,611
   United States Treasury Bill              1.540%    04/24/2008     20,000,000       19,980,322
   United States Treasury Bill              2.165%    04/24/2008     20,000,000       19,972,336
   United States Treasury Bill              0.490%    05/01/2008    100,000,000       99,960,000
   United States Treasury Bill              0.560%    05/01/2008     76,082,000       76,047,129
   United States Treasury Bill              2.155%    05/01/2008     20,000,000       19,964,083
   United States Treasury Bill              1.361%    05/08/2008    100,000,000       99,860,119
   United States Treasury Bill              2.130%    05/08/2008     20,000,000       19,956,217
   United States Treasury Bill              1.320%    05/15/2008    100,000,000       99,838,667
   United States Treasury Bill              1.500%    05/15/2008     50,000,000       49,908,333
   United States Treasury Bill              2.235%    05/15/2008     17,000,000       16,953,562
   United States Treasury Bill              1.500%    05/22/2008     50,000,000       49,893,750
                                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS                                                    1,339,620,128
                                                                                  --------------
TOTAL INVESTMENTS (A) +-- 100.0%                                                   1,339,620,128
LIABILITIES IN EXCESS OF ASSETS -- 0.00%                                                (149,977)
                                                                                  --------------
NET ASSETS -- 100.0%                                                              $1,339,470,151
                                                                                  ==============

(a)  Also represents the cost for federal tax purposes.

                        See Notes to Financial Statements

                         STATE STREET TREASURY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

+ Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's assets carried at fair value:

                                                Investments in
Valuation Inputs                                  Securities
----------------                                --------------
Level 1 - Quoted Prices                         $           --
                                                --------------
Level 2 - Other Significant Observable Inputs    1,339,620,128
                                                --------------
Level 3 - Significant Unobservable Inputs                   --
                                                --------------
   Total                                        $1,339,620,128
                                                ==============

                        See Notes to Financial Statements

                      STATE STREET TREASURY PLUS PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

NAME OF ISSUER                                                      INTEREST    MATURITY      PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                                                    RATE        DATE         AMOUNT          COST
------------------                                                  --------   ----------   ------------   ------------
U.S. TREASURY OBLIGATIONS -- 25.2%
   United States Treasury Bill                                       0.260%    04/03/2008   $ 50,000,000   $ 49,999,278
   United States Treasury Bill                                       0.701%    04/10/2008     50,000,000     49,991,237
   United States Treasury Bill                                       1.000%    04/15/2008     50,000,000     49,980,556
                                                                                                           ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                                             149,971,071
                                                                                                           ------------
REPURCHASE AGREEMENTS -- 74.8%
   Bank of America Tri Party Repo, dated 03/31/08 (collateralized by a U.S. Treasury Note, 4.825% due 11/15/09 valued at
   $25,500,614); proceeds $25,000,868                                1.250%    04/01/2008     25,000,000     25,000,000

   Deutsche Tri Party Repo, dated 03/31/08 (collateralized by a
   U.S. Treasury Bill, 0.000% due 09/04/08 and a U.S. Treasury
   Bond, 11.250% due 02/15/15 valued at $142,800,170); proceeds
   $140,005,444                                                      1.400%    04/01/2008    140,000,000    140,000,000

   Fortis Tri Party Repo, dated 03/31/08 (collateralized by a
   Federal Home Loan Bank, 5.250% due 06/05/17 valued at
   $25,504,884); proceeds $25,000,972                                1.400%    04/01/2008     25,000,000     25,000,000

   Goldman Sacs Tri Party Repo, dated 03/31/08 (collateralized by
   U.S. Treasury Notes, 3.875% - 4.125% due 08/15/08 - 05/15/09
   valued at $25,500,496); proceeds $25,000,521                      0.750%    04/01/2008     25,000,000     25,000,000

   Greenwich Tri Party Repo, dated 03/31/08 (collateralized by a
   Federal National Mortgage Association, 5.450% 07/09/10 valued
   at $25,503,438); proceeds 25,000,938                              1.350%    04/01/2008     25,000,000     25,000,000

   ING Tri Party Repo, dated 03/31/08 (collateralized by a U.S.
   Treasury Bill, 0.000% due 04/21/08 and U.S. Treasury Notes,
   2.000% - 4.500% due 02/15/10 - 06/15/10 valued at
   $25,504,586); proceeds $25,000,972                                1.400%    04/01/2008     25,000,000     25,000,000

   Lehman Brothers Tri Party Repo, dated 03/31/08 (collateralized by  U.S. Treasury Notes, 3.625% - 4.875% due 05/31/08 -
   5/15/13 valued at $$15,664,479); proceeds $15,356,491             1.150%    04/01/2008     15,356,000     15,356,000

   Merrill Lynch Tri Party Repo, dated 03/31/08 (collateralized
   by cash valued at $25,000,000); proceeds $25,000,799              1.150%    04/01/2008     25,000,000     25,000,000

   Morgan Stanley Tri Party Repo, dated 03/31/08 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/16 - 11/15/17 valued
   at $142,800,588); proceeds $140,005,250                           1.350%    04/01/2008    140,000,000    140,000,000
                                                                                                           ------------
TOTAL REPURCHASE AGREEMENTS                                                                                 445,356,000
                                                                                                           ------------
TOTAL INVESTMENTS(A) + -- 100.0%                                                                            595,327,071
LIABILITIES IN EXCESS OF ASSETS -- 0.00%                                                                        (79,199)
                                                                                                           ------------
NET ASSETS -- 100.0%                                                                                       $595,247,872
                                                                                                           ============

(a)  Also represents the cost for federal tax purposes.

+ Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

                      STATE STREET TREASURY PLUS PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's assets carried at fair value:

                                                Investments in
Valuation Inputs                                  Securities
----------------                                --------------
Level 1 - Quoted Prices                          $         --
                                                 ------------
Level 2 - Other Significant Observable Inputs     595,327,071
Level 3 - Significant Unobservable Inputs                  --
                                                 ------------
   Total                                         $595,327,071
                                                 ------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Master Funds


By: /s/ James E. Ross
    ---------------------------------------
    James E. Ross
    President (Principal Executive Officer)

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ James E. Ross
    ---------------------------------------
    James E. Ross
    President (Principal Executive Officer)

Date: May 29, 2008


By: /s/ Gary L. French
    ---------------------------------------
    Gary L. French
    Treasurer (Principal Financial Officer)

Date: May 21, 2008